As filed with the Securities and Exchange Commission on October 29, 2004
                                  Registration Nos. 333-09515;  811-2512

--------------------------------------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-4

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     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No. ___                            [ ]
         Post-Effective Amendment No. 18                            [X]

                                and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                                              [X]
                      (Check appropriate box or boxes)


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                       VARIABLE ANNUITY ACCOUNT B
                       (Exact Name of Registrant)

                  ING LIFE INSURANCE & ANNUITY COMPANY
                           (Name of Depositor)

          151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

     Depositor's Telephone Number, including Area Code: (610)425-4139

        Linda E. Senker, Esq                James Shuchart, Esq.
        ING                                 ING
        1475 Dunwoody Drive                 1475 Dunwoody Drive
        West Chester, PA 19380-1478         West Chester, PA 19380-1478
        (610) 425-4139                      (610) 425-3563

                   (Name and Address of Agent for Service)


--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
     [ ]  immediately upon filing pursuant to paragraph (b)of Rule 485
     [x]  on November 8, 2004 pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If Appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered:
Interests in a separate account under flexible premium deferred variable annuity contracts.

                                     PART A

The Prospectus, dated May 1, 2004 is incorporated in Part A of this Post-Effective Amendment No. 18 by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-09515), as filed on April 16, 2004 and declared effective on May 1, 2004, and by reference to filings under Rule 497 as filed on May 1, 2004, May 5, 2004, August 5, 2004 and August 18, 2004.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY

                              PROSPECTUS SUPPLEMENT
                             DATED NOVEMBER 8, 2004

                               TO THE PROSPECTUSES
                                DATED MAY 1, 2004

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                     ING LIFE INSURANCE AND ANNUITY COMPANY

                ("ING VARIABLE ANNUITY" AND "ING INCOME ANNUITY")

The information in this supplement updates and amends certain information contained in the prospectuses dated May 1, 2004 and the prospectus supplements dated August 6, 2004 and the Statement of Additional Information. You should read and keep this supplement along with the prospectus.

1. The following are added to the list of investment options listed under "The Funds" on the first page of your prospectus:

                     ING American Funds Growth Portfolio
                     ING American Funds Growth-Income Portfolio
                     ING American Funds International Portfolio
                     ING Legg Mason Value Portfolio

2. The section of the prospectus entitled, "Fees Deducted by The Funds", is amended to add the following:

               Certain funds are designated as "Master-Feeder" funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

3. The section of the prospectus entitled, "Funds Expenses or Fund Fees", is amended to add the following:

               Certain funds are designated as "Master-Feeder" funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

4. As applicable to your prospectus, either Page III-1 of Appendix III, "Description of Underlying Funds" or Page II-1 of Appendix II, "Description of Underlying Funds" is amended to include the following:

               Certain funds are designated as "Master-Feeder Funds." Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and securities.

ILIAC - 133984                       1                                  11/08/04

5. As applicable to your prospectus, either Appendix III, "Description of Underlying Funds, or Appendix II, "Description of Underlying Funds," is amended to add the following investment options to those available under your Contract:

      ------------------------------------------------------- ---------------------------------------------------------
      FUND NAME AND
      INVESTMENT ADVISER/SUBADVISER                           INVESTMENT OBJECTIVE

      ------------------------------------------------------- ---------------------------------------------------------
      -----------------------------------------------------------------------------------------------------------------
      ING INVESTORS TRUST

      ------------------------------------------------------- ---------------------------------------------------------
      ING AMERICAN FUNDS GROWTH PORTFOLIO                     Seeks to make your investment grow.  The Portfolio
                                                              operates as a "feeder fund" which invests all of its
          INVESTMENT ADVISER: ING Investments, LLC            assets in the "master fund" which is Class 2 shares of
          INVESTMENT SUBADVISER: Capital Research and         the Growth Fund, a series of American Funds Insurance
          Management Company                                  Series(R), a registered open-end investment company.  The
                                                              master fund invests primarily in common stocks of
                                                              companies that appear to offer superior opportunities for
                                                              growth of capital. The Growth Fund is designed for
                                                              investors seeking long-term capital appreciation
                                                              through stocks.
      ------------------------------------------------------- ---------------------------------------------------------
      ------------------------------------------------------- ---------------------------------------------------------
                                                              Seeks to make your investment grow and provide you with
      ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO              income over time.  The Portfolio operates as a "feeder
                                                              fund" which invests all of its assets in the "master
          INVESTMENT ADVISER:  ING Investments, LLC           fund" which is Class 2 shares of the Growth-Income
          INVESTMENT SUBADVISER:  Capital Research and        Fund, a series of American Funds Insurance Series(R), a
          Management Company                                  registered open-end investment company.  The master
                                                              fund invests primarily in common stocks or other
                                                              securities which demonstrate the potential for
                                                              appreciation and/or dividends. The Growth-Income
                                                              Fund is designed for investors seeking both capital
                                                              appreciation and income.
      ------------------------------------------------------- ---------------------------------------------------------
      ------------------------------------------------------- ---------------------------------------------------------
                                                              Seeks to make your investment grow over time.  The
      ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO              Portfolio operates as a "feeder fund" which invests all
                                                              of its assets in the "master fund"  which is Class 2
        INVESTMENT ADVISER:  ING Investments, LLC             shares of the International Fund, a series of American
        INVESTMENT SUBADVISER:  Capital Research and          Funds Insurance Series(R), a registered open-end
        Management Company                                    investment company.  The master fund invests primarily
                                                              in common stocks of companies located outside
                                                              the United States. The International Fund is designed
                                                              for investors seeking capital appreciation
                                                              through stocks.
      ------------------------------------------------------- ---------------------------------------------------------
      ------------------------------------------------------- ---------------------------------------------------------
      ING LEGG MASON VALUE PORTFOLIO  (Class I Shares)        Seeks long-term growth of capital. The Portfolio
                                                              normally invests in equity securities that offer the
          INVESTMENT ADVISER:  ING Investments, LLC           potential for capital growth.  The Portfolio may also
          INVESTMENT SUBADVISER:   Legg Mason Funds           invest in companies with market capitalizations greater
          Management, Inc.                                    than $5 billion, but may invest in companies of any
                                                              size. May also invest up to 25% of its total
                                                              assets in long-term debt securities.


ILIAC - 133984                       2                                  11/08/04

6. Effective July 1, 2004, the subadviser name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix II or Appendix III, as applicable to your prospectus, is amended to reflect the change in the name of the subadviser from Aeltus Investment Management, Inc. to ING Investment Management Co. for the following portfolios:

                        ING GET U.S. Core Portfolio
                        ING VP Balanced Portfolio, Inc.
                        ING VP Growth Portfolio
                        ING VP Growth and Income Portfolio
                        ING VP Index Plus LargeCap Portfolio
                        ING VP Intermediate Bond Portfolio
                        ING VP International Equity Portfolio
                        ING VP MagnaCap Portfolio
                        ING VP MidCap Opportunities Portfolio
                        ING VP Money Market Portfolio
                        ING VP SmallCap Opportunities Portfolio
                        ING VP Small Company Portfolio
                        ING VP Strategic Allocation Balanced Portfolio ING VP Strategic Allocation Growth Portfolio ING VP Strategic Allocation Income Portfolio




















ING LIFE INSURANCE AND ANNUITY COMPANY
ING Life Insurance and Annuity Company is a stock company domiciled in Connecticut.

ILIAC - 133984                       3                                  11/08/04

                                     PART B

The Statement of Additional Information, dated May 1, 2004, is incorporated into Part B of this Post-Effective Amendment No. 18 by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-09515), as filled on April 16, 2004.

                           PART C - OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS
--------------------------------------------

     (a) Financial Statements:

          (1)  Included in Part A:

               Condensed Financial Information

          (2)  Included in Part B:

               Financial Statements of Variable Annuity Account B:

               -    Report of Independent Auditors

               -    Statement of Assets and Liabilities as of December 31, 2003

               -    Statement of Operations for the year ended December 31, 2003

               - Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002

               -    Notes to Financial Statements

               Financial Statements of ING Life Insurance and Annuity Company:

               -    Report of Independent Auditors

               - Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001

               -    Consolidated Balance Sheets of December 31, 2003 and 2002

               - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001

               - Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001

               -    Notes to Consolidated Financial Statements

     (b)  Exhibits

          (1) Resolution establishing Variable Annuity Account B o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

          (2)  Not applicable

          (3.1) Broker-Dealer Agreement o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (3.2) Alternative Form of Wholesaling Agreement and Related Selling
               Agreement o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

          (3.3) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
               Insurance and Annuity Company and Aetna Investment Services, Inc.
               (AISI) and Letter of Assignment to AISI o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

          (3.4) Underwriting Agreement dated November 17, 2000 between Aetna
               Life Insurance and Annuity Company and Aetna Investment Services, LLC o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

          (4.1) Variable Annuity Contract (A050SP96) o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed on August 2, 1996.

          (4.2) Variable Annuity Contract (A050SP99) o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.3) Endorsement SPIAE99 to Variable Annuity Contract A050SP99 o
               Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.4) Endorsement SPIAE-01 to Variable Annuity Contract A050SP99 o
               Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 18, 2001.

          (4.5) Endorsement SPIAEVW99 to Variable Annuity Contract A050SP99 o
               Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.6) Endorsement SPIAEW99 to Variable Annuity Contract A050SP99 o
               Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.7) Endorsement SPIAEVPG99 to Variable Annuity Contract A050SP99 o
               Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.8) Endorsement SPIAEVMI-01 to Variable Annuity Contract A050SP99 o
               Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 18, 2001.

          (4.9) Endorsement E401SP96 to Variable Annuity Contract A050SP99 o
               Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.10) Endorsement E403SP96 to Variable Annuity Contract A050SP99 o
               Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.11) Endorsement SPIA457-99 to Variable Annuity Contract A050SP99 o
               Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.12) Variable Annuity Contract (SPIA(GR)99) o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.13) Variable Annuity Contract Certificate (SPIA(GR)-99CERT) o
               Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.14) Endorsement SPIAE(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.15) Endorsement SPIAEVW(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.16) Endorsement SPIAEW(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.17) Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.18) Endorsement SPIAE401(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.19) Endorsement SPIAE403(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.20) Endorsement SPIAE457(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.21) Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)-99CERT o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (4.22) Endorsement EEGTRRA-HEG(01) to Variable Annuity Contract
               SPIA(GR)99 and Certificate SPIA(GR)99CERT o Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.

          (4.23) Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change
               o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

          (5.1) Variable Annuity Contract Information Form (121665) o
               Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (5.2) Variable Annuity Contract Information Form (121665) for New York
               o Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.

          (6.1) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) o Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

          (6.2) By-Laws restated as of January 1, 2002 of ING Life Insurance and
               Annuity Company (formerly Aetna Life Insurance and Annuity Company) o Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

          (7)  Not applicable

          (8.1) Fund Participation Agreement dated June 30, 1998 by and among
               AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

          (8.2) Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

          (8.3) First Amendment dated November 17, 2000 to Participation
               Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

          (8.4) Amendment dated July 12, 2002 to Participation Agreement dated as of June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance Company and Annuity Company and Aetna Investment Services, LLC o Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

          (8.5) Service Agreement effective June 30, 1998 between Aetna Life
               Insurance and Annuity Company and AIM Advisors, Inc. o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

          (8.6) First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

          (8.7) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (8.8) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

          (8.9) Second Amendment dated December 31, 1999 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.10) Third Amendment dated February 11, 2000 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

          (8.11) Fourth Amendment dated May 1, 2000 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

          (8.12) Fifth Amendment dated February 27, 2001 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

          (8.13) Sixth Amendment dated as of June 19, 2001 to Fund Participation
               Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and
               February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series o Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

          (8.14) Service Agreement dated as of May 1, 1998 between Aeltus
               Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (8.15) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series o Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

          (8.16) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series o Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

          (8.17) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series o Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

          (8.18) Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

          (8.19) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

          (8.20) Fifth Amendment dated as of May 1, 1997 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
               and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

          (8.21) Sixth Amendment dated November 6, 1997 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

          (8.22) Seventh Amendment dated as of May 1, 1998 to the Fund
               Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

          (8.23) Eighth Amendment dated December 1, 1999 to Fund Participation
               Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
               1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.24) Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC o Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

          (8.25) Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

          (8.26) Fund Participation Agreement dated December 8, 1997 among Janus
               Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation o Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

          (8.27) Amendment dated October 12, 1998 to Fund Participation
               Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation o Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

          (8.28) Second Amendment dated December 1, 1999 to Fund Participation
               Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation o Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.29) Amendment dated as of August 1, 2000 to Fund Participation
               Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation o Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

          (8.30) Letter Agreement dated December 7, 2001 between Janus and Aetna
               Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002 o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

          (8.31) Service Agreement dated December 8, 1997 between Janus Capital
               Corporation and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

          (8.32) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

          (8.33) Distribution and Shareholder Services Agreement - Service
               Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

          (8.34) Letter Agreement dated October 19, 2001 between Janus and Aetna
               Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002 o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

          (8.35) Fund Participation Agreement dated March 11, 1997 between Aetna
               Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. o Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

          (8.36) First Amendment dated December 1, 1999 to Fund Participation
               Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. o Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

          (8.37) Service Agreement effective as of March 11, 1997 between
               Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

          (8.38) Participation Agreement dated as of November 28, 2001 among
               Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

          (8.39) Amendment dated March 5, 2002 between Portfolio Partners, Inc.
               (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers,
               LLC) to Participation Agreement dated November 28, 2001 o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

          (8.40) Amendment dated May 1, 2003 between ING Partners, INC., ING
               Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 o Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

          (8.41) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

          (8.42) Amendment dated March 5, 2002 between Portfolio Partners, Inc.
               (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001 o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

          (8.43) Amendment dated May 1, 2003 by and between ING Partners, Inc.
               and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002 o Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

          (9)  Opinion and Consent of Counsel

          (10) Consent of Independent Registered Public Accounting Firm

          (11) Not applicable

          (12) Not applicable

          (13) Schedule for Computation of Performance Data o Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 9, 1998.

          (14.1) Powers of Attorney o Incorporated herein by reference to Post-Effective Amendment No. 17 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B, as filed with the Securities and Exchange Commission on October 4, 2004 (File Nos. 333-30180, 811-5626).

          (14.2) Authorization for Signatures o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR*
--------------------------------------------------

Name and Principal                       Positions and Offices with
BUSINESS ADDRESS                         DEPOSITOR

Thomas Joseph McInerney1                 Director

Kathleen Ann Murphy1                     Director

Jacques de Vaucleroy1                    Director and Senior Vice President

David A. Wheat1                          Director, Senior Vice President and
                                         Chief Financial Officer
Brian D. Comer2                          President

Allan Baker2                             Senior Vice President

Susan Collins2                           Senior Vice President

Robert L. Francis                        Senior Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, California 94588

Shaun Patrick Mathews2                   Senior Vice President

Stephen Joseph Preston3                  Senior Vice President

Boyd George Combs1                       Senior Vice President, Tax

James G. Auger2                          Vice President

Marie M. Augsberger                      Vice President

Pamela M. Barcia2                        Vice President

Ronald R. Barhorst                       Vice President
7676 Hazard Ctr. Dr.
San Diego, California 92108

Linda Beblo3                             Vice President

Jeoffrey A. Block4                       Vice President

Kevin P. Brown2                          Vice President

Anthony V. Camp2                         Vice President

Kevin L. Christensen4                    Vice President

Andrew D. Chua5                          Vice President

Elizabeth A. Clifford3                   Vice President

Patricia Marie Corbett4                  Vice President

Karen Czizik5                            Vice President

Terrence O. Davis1                       Vice President

Robert B. DiMartino2                     Vice President

Shari Ann Enger3                         Vice President

Julie A. Foster4                         Vice President

Brian K. Haendiges2                      Vice President

Steven J. Haun4                          Vice President

James Hennessy6                          Vice President

Ronald Christian Hull2                   Vice President

William S. Jasien                        Vice President
12701 Fair Lakes Circle, Suite 470
Fairfax, Virginia 22033

David A. Kelsey2                         Vice President

Mary Ann Langevin2                       Vice President

Roger Ernest Lavallee2                   Vice President

Frederick C. Litow1                      Vice President

Christine Cannon Marcks2                 Vice President

Gregory J. Miller2                       Vice President

Todd E. Nevenhoven4                      Vice President

Peg O. Norris3                           Vice President

Ethel Pippin2                            Vice President

Mary Kathleen Reid2                      Vice President

Robert A. Richard2                       Vice President

Michael Roland6                          Vice President

Eric J. Steelman3                        Vice President

Carl P. Steinhilber2                     Vice President

Laurie M. Tillinghast2                   Vice President

Stanley Vyner7                           Vice President

Barry G. Ward3                           Vice President

Christopher Robert Welp4                 Vice President

Mary Broesch3                            Vice President and Actuary

Bruce T. Campbell2                       Vice President and Actuary

Richard Lau3                             Vice President and Actuary

Mark D. Sperry2                         Vice President and Actuary

Alice Su3                               Vice President and Actuary

Lawrence D. Taylor5                     Vice President and Actuary

Terry J. Boucher2                       Vice President and Appointed Actuary

Roger W. Fisher1                        Vice President and Appointed Actuary

John R. Dobo5                           Vice President and Chief Actuary

Therese M. Squillacote2                 Vice President and Compliance Officer

David Scott Pendergrass1                Vice President and Treasurer

Dawn Peck1                              Vice President, Assistant Treasurer

Ira Braunstein1                         Vice President, Investments

Robert P. Browne1                       Vice President, Investments

Daniel J. Foley                         Vice President, Investments

Christopher P. Lyons1                   Vice President, Investments

Gregory G. McGreevey1                   Vice President, Investments

Maurice Melvin Moore1                   Vice President, Investments

Joseph J. Elmy2                         Vice President, Tax

Paula Cludray-Engelke8                  Secretary

James M. Desrocher                      Illustration Actuary
350 Church Street, MPR1
Hartford, CT  06103-1106

Jane A. Boyle2                          Assistant Secretary

Diana R. Cavender8                      Assistant Secretary

Linda H. Freitag1                       Assistant Secretary

Daniel F. Hinkel1                       Assistant Secretary

William Hope1                           Assistant Secretary

Joseph D. Horan1                        Assistant Secretary

David Lee Jacobson3                     Assistant Secretary

Rita J. Kummer1                         Assistant Secretary

Donna M. O'Brien2                       Assistant Secretary

Krystal L. Ols8                         Assistant Secretary

Loralee Ann Renelt8                     Assistant Secretary

Carol Semplice2                         Assistant Secretary

Linda Ellen Senker3                     Assistant Secretary

Patricia M. Smith2                      Assistant Secretary

Edwina Steffer8                         Assistant Secretary

John F. Todd2                           Assistant Secretary

Diane Yell9                             Assistant Secretary

Glenn Allan Black1                      Tax Officer

Terry L. Owens1                         Tax Officer

James Taylor1                           Tax Officer

William Zolkowski1                      Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
1 The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4 The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5 The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
6 The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
7 The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
8 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
9 The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
----------------------------------------------------------------------------

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

ITEM 27.   NUMBER OF CONTRACT OWNERS
------------------------------------

As of September 30, 2004, there were 108,276 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28.   INDEMNIFICATION
--------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.   PRINCIPAL UNDERWRITER
--------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940
          Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act),
          (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

     (b)  The following are the directors and officers of the Principal
          Underwriter:


Name and Principal                  Positions and Offices with
BUSINESS ADDRESS                    PRINCIPAL UNDERWRITER


Ronald R. Barhorst                  Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108


Robert L. Francis1                  Director and Senior Vice President


Shaun Patrick Mathews2              Director and Senior Vice President


Allan Baker2                        Senior Vice President


Boyd George Combs3                  Senior Vice President, Tax


Susan J. Stamm2                     Chief Financial Officer


Maryellen R. Allen2                 Vice President


Douglas J. Ambrose1                 Vice President


Louis E. Bachetti                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095


Pamela Mulvey Barcia2               Vice President


Robert H. Barley2                   Vice President


David A. Brounley2                  Vice President


Brian D. Comer2                     Vice President


Keith J. Green3                     Vice President


Brian K. Haendiges2                 Vice President


Bernard P. Heffernon                Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211


William S. Jasien4                  Vice President


David Kelsey2                       Vice President


Mary Ann Langevin2                  Vice President


Christina Lareau2                   Vice President

Katherine E. Lewis                  Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                   Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092


Frederick C. Litow3                 Vice President


Mark R. Luckinbill                  Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612


Christine Cannon Marcks2            Vice President


Richard T. Mason                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202


Scott T. Neeb1                      Vice President


Ethel Pippin2                       Vice President


Mary Kathleen Reid2                 Vice President


Deborah Rubin4                      Vice President


Frank W. Snodgrass                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219


Terran Titus2                       Vice President


Bess B. Twyman2                     Vice President


S. Bradford Vaughan, Jr.            Vice President
601 Union St., Ste. 810
Seattle, WA  98101


Judeen T. Wrinn2                    Vice President


Therese M. Squillacote2             Vice President and Chief Compliance Officer


David Scott Pendergrass1            Vice President and Treasurer


Joseph Elmy2                        Vice President, Tax


Paula Cludray-Engelke5              Secretary


Loralee Ann Renelt5                 Assistant Secretary


John F. Todd2                       Assistant Secretary


Robert J. Scalise2                  Assistant Treasurer


Glenn Allan Black3                  Tax Officer


G. Michael Fell3                    Tax Officer


Terry L. Owens3                     Tax Officer


James Taylor3                       Tax Officer


1 The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4 The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter:


(1)             (2)               (3)                  (4)         (5)

Name of         Net Underwriting  Compensation on
Principal       Discounts and     Redemption           Brokerage
UNDERWRITER     COMMISSIONS       OR ANNUITIZATION     COMMISSIONS COMPENSATION*
-----------     -----------       ----------------     ----------- -------------

ING Financial                                                        $83,358.64
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2003.


ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS
-------------------------------------------

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.


ITEM 31.   MANAGEMENT SERVICES
------------------------------

Not applicable

ITEM 32.   UNDERTAKINGS
-----------------------

Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-09515) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 29th day of October, 2004.

                                    VARIABLE ANNUITY ACCOUNT B OF
                                    ING LIFE INSURANCE AND ANNUITY COMPANY
                                      (REGISTRANT)

                                     By:     ING LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                             (DEPOSITOR)

                                     By:     Brian D. Comer*
                                             -------------
                                             Brian D. Comer
                                             President


By:  /s/ Linda E. Senker
     -------------------------
     Linda E. Senker
     *Attorney-in-Fact



As required by the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-09515) has been signed by the following persons in the capacities on October 29, 2004.

SIGNATURE                     TITLE


Brian Comer*
----------------------------  President
Brian Comer                   principal executive officer)

Thomas J. McInerney*          Director
----------------------------
Thomas J. McInerney

Kathleen A. Murphy*           Director
----------------------------
Kathleen A. Murphy

Jacques de Vaucleroy*         Director
----------------------------
Jacques de Vaucleroy

David Wheat*                  Director and Chief Financial Officer
---------------------------- (principal accounting officer)
David Wheat



By:  /s/ Linda E. Senker
     -------------------------
     Linda E. Senker
     *Attorney-in-Fact

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX



EXHIBIT NO.             EXHIBIT

EX-99.B9                Opinion and Consent of Counsel

EX-99.B10               Consent of Independent Registered
                        Public Accounting Firm